Biological Assets (Details) - Schedule of Fair Value Hierarchy - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Level 3 [Member] | Sugarcane [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 112,423	R$ 172,560
Level 3 [Member] | Grains [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy [Line Items]
Total	47,226	67,358
Level 3 [Member] | Cotton [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy [Line Items]
Total	41,096	15,347
Level 2 [Member] | Cattle [Member]
Biological Assets (Details) - Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 53,484	R$ 67,617